Operating segments - Summary of tax charge within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Taxation	$ (4,147)	$ (4,242)	$ (3,965)
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Taxation	(4,834)	(3,929)	(4,030)
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Taxation	(4,198)	(2,830)	(2,872)
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Taxation	(211)	(532)	(543)
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Taxation	(65)	(118)	(48)
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Taxation	(411)	(500)	(651)
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Taxation	51	51	84
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Taxation	2	0	0
Product group [Member]
Disclosure of operating segments [Line Items]
Taxation	(4,832)	(3,929)	(4,030)
Other items [Member]
Disclosure of operating segments [Line Items]
Taxation	67	276	261
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
Taxation	83	38	36
Finance costs [Member]
Disclosure of operating segments [Line Items]
Taxation	144	174	364
Underlying earnings [Member]
Disclosure of operating segments [Line Items]
Taxation	(4,538)	(3,441)	(3,369)
Tax charge excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Taxation	$ 391	$ (801)	$ (596)